Loans and Debentures (Debentures) (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2018	Aug. 20, 2017	May 31, 2017	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Proceeds received	$ 33,762	$ 1,938,877	$ 799,481
Nominal annual interest rate	4.94%
Borrowings	$ 586,470	1,036,499
Deposit for debt service fund	140,023	106,717
Equity	$ 715,718	$ 1,051,347	$ 894,204				$ 1,263,555
OPC [Member] | Basis of its stand-alone financial statements [Member]
Disclosure of detailed information about borrowings [line items]
Debt coverage ratio				112.00%
OPC [Member] | Basis of its stand-alone financial statements [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Equity				$ 80,000
Equity-to-balance sheet ratio				12.50%
Bonds (Series A) [Member] | OPC [Member]
Disclosure of detailed information about borrowings [line items]
Face amount						$ 85,000
Nominal annual interest rate					4.45%	4.95%
Nominal annual Interest rate reduced						0.50%
Bonds (Series A) [Member] | OPC [Member] | NIS [Member]
Disclosure of detailed information about borrowings [line items]
Face amount						$ 320,000